Operations (Tables)	6 Months Ended
Jun. 30, 2017
Operations
Schedule of the Company's major subsidiaries, VIE and VIE's subsidiary

Company	Date of Incorporation	Place of Incorporation	Percentage of Direct/ Indirect Economic Interest
Major Subsidiaries*
Weibo Hong Kong Limited ("Weibo HK")	July 19, 2010	Hong Kong	100%
Weibo Internet Technology (China) Co., Ltd. ("Weibo Technology" or "the WFOE")	October 11, 2010	PRC	100%
Major VIE and VIE's subsidiary
Beijing Weimeng Technology Co., Ltd ("Weimeng")	August 9, 2010	PRC	100%
Beijing Weibo Interactive Internet Technology Co., Ltd. ("Weibo Interactive")	Acquired in May 2013	PRC	100%

*	Weibo HK is a wholly owned subsidiary of Weibo Corporation, and Weibo Technology is a wholly owned subsidiary of Weibo HK.

Schedule of assets, liabilities, results of operations and cash flows of the VIE and VIE's subsidiaries taken as a whole, which are included in the Group's unaudited interim condensed consolidated balance sheets and statements of comprehensive income

	As of
	December 31, 2016	June 30, 2017
	(In thousands)
Total assets	$276,330	$331,368
Total liabilities	$308,990	$360,379

	Six Months ended June 30,
	2016	2017
	(In thousands)
Net revenues	$207,859	$353,776
Net income (loss)	$(11,356)	$4,528

	Six Months ended June 30,
	2016	2017
	(In thousands)
Net decrease in cash and cash equivalents	$(77,377)	$(22,417)